Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Balance at beginning of the year	$ 21,410
(Reversal of) provision for expected credit loss	(17,592)	21,410
Foreign exchange difference	(60)
Balance at end of the year	$ 3,758	$ 21,410